Parent Company - Summary of Condensed Statements of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Cash flows from operating activities:
Net income	₩ 2,626,894	$ 2,034,774	₩ 3,369,074	₩ 2,762,279
Interest income
Other	(20,641,554)	(15,988,810)	(14,654,549)	(9,894,749)
Dividend income
Net cash inflow from operating activities	1,621,942	1,256,347	18,624,119	3,799,743
Cash flows from investing activities:
Net cash outflow from investing activities	(2,254,141)	(1,746,042)	(6,968,690)	(10,666,859)
Cash flows from financing activities:
Dividends paid on hybrid securities	(226,785)	(175,666)	(205,751)	(211,173)
Others	118	91	513	3,489
Net cash inflow (outflow) from financing activities	(2,860,177)	(2,215,475)	1,919,786	9,075,701
Cash and cash equivalents, beginning of the period	34,219,148	26,505,924	20,613,073	17,343,237
Cash and cash equivalents, end of the period	30,556,618	$ 23,668,953	34,219,148	20,613,073
Parent company
Cash flows from operating activities:
Net income	1,424,508		1,183,249	594,852
Interest income
Bank subsidiaries	(63,806)		(25,614)	(4,236)
Other	(786)		0	0
Dividend income
Bank subsidiaries	(1,372,572)		(1,175,672)	(680,200)
Non-bank subsidiaries	(110,384)		(96,721)	(12,405)
Others	1,550,265		1,295,154	710,216
Net cash inflow from operating activities	1,427,225		1,180,396	608,227
Cash flows from investing activities:
Acquisition of investments in subsidiaries	(898,740)		(250,000)	(518,384)
Others	24,992		(1,343,428)	238,888
Net cash outflow from investing activities	(873,748)		(1,593,428)	(279,496)
Cash flows from financing activities:
Issue of hybrid securities	498,680		817,985	398,966
Dividends paid on hybrid securities	(131,149)		(91,757)	(66,250)
Increase in borrowings and debentures	399,234		79,764	219,489
Redemption of borrowings and debentures	(260,000)		0	0
Dividends paid	(979,586)		(655,252)	(368,357)
Others	(104,510)		(3,072)	(3,030)
Net cash inflow (outflow) from financing activities	(577,331)		147,668	180,818
Net increase(decrease) in cash and cash equivalents	(23,854)		(265,364)	509,549
Cash and cash equivalents, beginning of the period	313,361		578,725	69,176
Cash and cash equivalents, end of the period	₩ 289,507		₩ 313,361	₩ 578,725